Note 5 - Credit Assets, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Principal amount	$ 5,658,214		$ 5,050,239	$ 4,507,180
EL %	0.15%		0.14%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 8,342		$ 7,279	4,958
Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 5,414,561		$ 4,872,623
EL %	0.09%		0.10%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 4,604		$ 4,679	3,760
Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 228,707		$ 130,743
EL %	0.15%		0.33%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 345		$ 426	1,168
Stage 3 [member]
Statement Line Items [Line Items]
Principal amount	$ 14,946		$ 46,873
EL %	22.70%		4.64%
Stage 3 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,393		$ 2,174
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 4,679,121		$ 4,043,007
EL %	0.14%		0.13%
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 6,699	$ 6,227	$ 5,431	3,000	$ 1,971	$ 783
Receivable purchase program [member] | Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 4,651,145		$ 4,017,931
EL %	0.07%		0.08%
Receivable purchase program [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,243	3,531	$ 3,187	2,360	1,911	783
Receivable purchase program [member] | Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 20,891		$ 17,516
EL %	0.31%		0.41%
Receivable purchase program [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 64	75	$ 72	611	4	0
Receivable purchase program [member] | Stage 3 [member]
Statement Line Items [Line Items]
Principal amount	$ 7,085		$ 7,560
EL %	47.88%		28.73%
Receivable purchase program [member] | Stage 3 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,392		$ 2,172
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 979,093		$ 1,007,232	958,249
EL %	0.17%		0.18%
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,643	1,689	$ 1,848	1,958	2,262	2,520
Multi-family residential loans and other [member] | Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 763,416		$ 854,692
EL %	0.18%		0.17%
Multi-family residential loans and other [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,361	1,483	$ 1,493	1,400	1,772	2,213
Multi-family residential loans and other [member] | Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 207,816		$ 113,227
EL %	0.14%		0.31%
Multi-family residential loans and other [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 281	$ 206	$ 354	$ 557	$ 488	$ 306
Multi-family residential loans and other [member] | Stage 3 [member]
Statement Line Items [Line Items]
Principal amount	$ 7,861		$ 39,313
EL %	0.01%		0.00%
Multi-family residential loans and other [member] | Stage 3 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1		$ 1